SMEAD INTERNATIONAL VALUE FUND

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares		Value

COMMON STOCKS 86.92%

Austria 3.12%
Financials 3.12%
BAWAG Group AG (c)	29,878	$	1,591,643

Canada 32.04%
Consumer Staples 0.90%
Alimentation Couche-Tard, Inc.	11,730		460,408

Energy 16.06%
Cenovus Energy, Inc.	253,361		3,983,814
MEG Energy Corp. (a)	322,380		4,209,380

			8,193,194

Financials 0.00%
Primaris REIT	1		9

Materials 15.08%
Interfor Corp.	125,070		3,809,825
West Fraser Timber Co. Ltd.	38,868		3,879,747

			7,689,572

			16,343,183

The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

February 28, 2022 (Unaudited)

	Shares		Value

Denmark 1.83%
Consumer Discretionary 1.83%
Pandora AS	9,184	$	935,571

France 2.10%
Financials 2.10%
BNP Paribas SA	18,470		1,070,121

Germany 11.40%
Consumer Discretionary 11.40%
Bayerische Motoren Werke AG	9,580		929,694
Porsche Automobil Holding SE — (Preference Shares)	27,513		2,795,862
Volkswagen AG — (Preference Shares)	10,456		2,086,979

			5,812,535

Italy 10.44%
Financials 10.44%
Assicurazioni Generali SpA	104,951		2,067,689
Azimut Holding SpA	25,954		614,848
Banco BPM SpA	237,458		818,295
Intesa Sanpaolo SpA	439,186		1,125,890
Mediobanca Banca di Credito Finanziario SpA	67,754		700,280

			5,327,002

Netherlands 2.25%
Financials 0.92%
EXOR NV	6,282		468,662

Telecommunication Services 1.33%
Universal Music Group NV	30,195		680,292

			1,148,954

Switzerland 3.18%
Industrials 3.18%
IWG PLC (a)	437,835		1,624,092

United Kingdom 16.96%
Consumer Discretionary 9.72%
Bellway PLC	24,836		952,196
Berkeley Group Holdings PLC	17,195		891,222
Next PLC	10,981		1,002,561
Persimmon PLC	32,288		1,037,062
WH Smith PLC (a)	50,086		1,073,277

			4,956,318

Financials 4.07%
Barclays PLC	474,629		1,147,107
Lloyds Banking Group PLC	1,450,739		928,894

			2,076,001

Telecommunication Services 3.17%
Liberty Global PLC — Class C (a)	62,602		1,619,514

			8,651,833

United States 3.60%
Energy 3.60%
Occidental Petroleum Corp.	42,024		1,837,710

TOTAL COMMON STOCKS (Cost $43,870,560)			44,342,644

WARRANTS 8.91%

Canada 1.45%
Energy 1.45%
Cenovus Energy, Inc. Expiration date 1/1/2026 (a)	69,690		736,762

United States 7.46%
Energy 7.46%
Occidental Petroleum Corp. Expiration date 8/3/2027 (a)	167,231		3,806,178

TOTAL WARRANTS (Cost $2,548,354)			4,542,940

The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

February 28, 2022 (Unaudited)

	Shares		Value

SHORT-TERM INVESTMENTS 3.88%

Money Market Fund 3.88%
State Street Institutional U.S. Government Money Market – Premier Class 0.00% (b)	1,977,570	$	1,977,570

TOTAL SHORT-TERM INVESTMENTS (Cost $1,977,570)			1,977,570

TOTAL INVESTMENTS (Cost $48,396,484) 99.71%			50,863,154
Other Assets in Excess of Liabilities 0.29%			149,467

TOTAL NET ASSETS 100.00%		$	51,012,621

(a)	Non-income producing security.
(b)	The rate shown is the 1-month performance for the month ended February 28, 2022.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of this security totaled $1,591,643 or 3.12% of net assets.

REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The cost basis of investments for federal income tax purposes at February 28, 2022 was as follows*:

Cost of investments	$ 48,396,484

Gross unrealized appreciation	4,543,911
Gross unrealized depreciation	(2,077,241)

Net unrealized appreciation	$ 2,466,670

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section of the Fund’s most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.

The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND

Notes to Financial Statements

February 28, 2022

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund’s fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of February 28, 2022:

		Level 1		Level 2		Level 3		Total
Investments in securities, at fair value: (1)
Common Stocks	$	44,342,644	$	—	$	—	$	44,342,644
Warrants		4,542,940		—		—		4,542,940
Short-Term Investments		—		1,977,570		—		1,977,570

Total Investments in Securities	$	48,885,584	$	1,977,570	$	—	$	50,863,154

(1) See the Schedule of Investments for industry classification

No Level 3 securities were held in the Fund at February 28, 2022. For the period ended February 28, 2022, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.